Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	17 EDUCATION & TECHNOLOGY GROUP INC.
Entity Central Index Key	0001821468
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39742
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	16/F, Block B, Wangjing Greenland Center
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Common Stock Shares Outstanding	480,183,070
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	16/F, Block B
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Contact Personnel Name	Michael Chao Du
Entity Address, Address Line Two	Wangjing Greenland Center
City Area Code	+86
Local Phone Number	10 5945 1082
Contact Personnel Email Address	michael.du@17zuoye.com
American Depositary Shares
Document Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	YQ
Title of 12(b) Security	American Depositary Shares, two representing five Class A ordinary shares, par value US$0.0001 per share
Class A Ordinary Shares
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Entity Common Stock Shares Outstanding	421,729,902
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	58,453,168